Obligations under Guarantees and Other Off-balance Sheet Instruments (Contractual or Notional Amounts of Guarantees with Amount by Expiration Period) (Detail) - JPY (¥) ¥ in Billions	Mar. 31, 2026	Mar. 31, 2025
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total	¥ 94,556	¥ 86,790
Maximum potential / Contractual or Notional amount, Expiring in 1 year or less	50,570	45,910
Maximum potential / Contractual or Notional amount, Expiring in 1-5 years	26,539	23,051
Maximum potential / Contractual or Notional amount, Expiring in Over 5 years	17,447	17,829
Standby letters of credit and financial guarantees
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total	6,452	5,992
Maximum potential / Contractual or Notional amount, Expiring in 1 year or less	5,130	4,857
Maximum potential / Contractual or Notional amount, Expiring in 1-5 years	1,165	982
Maximum potential / Contractual or Notional amount, Expiring in Over 5 years	157	153
Performance guarantees
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total	5,748	4,851
Maximum potential / Contractual or Notional amount, Expiring in 1 year or less	4,362	3,480
Maximum potential / Contractual or Notional amount, Expiring in 1-5 years	1,232	1,235
Maximum potential / Contractual or Notional amount, Expiring in Over 5 years	154	136
Derivative instruments
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total	60,851	54,701
Maximum potential / Contractual or Notional amount, Expiring in 1 year or less	26,991	23,801
Maximum potential / Contractual or Notional amount, Expiring in 1-5 years	22,818	20,040
Maximum potential / Contractual or Notional amount, Expiring in Over 5 years	11,042	10,860
Liabilities of trust accounts
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total	21,496	21,236
Maximum potential / Contractual or Notional amount, Expiring in 1 year or less	14,087	13,762
Maximum potential / Contractual or Notional amount, Expiring in 1-5 years	1,315	794
Maximum potential / Contractual or Notional amount, Expiring in Over 5 years	6,094	6,680
Other
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total	9	10
Maximum potential / Contractual or Notional amount, Expiring in 1 year or less	0	10
Maximum potential / Contractual or Notional amount, Expiring in 1-5 years	9	0
Maximum potential / Contractual or Notional amount, Expiring in Over 5 years	¥ 0	¥ 0